UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Unconstrained Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 45.7%
Consumer Discretionary 5.2%
Ally Financial, Inc., 3.5%, 1/27/2019		910,000	900,900
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	265,850
AMC Networks, Inc., 7.75%, 7/15/2021		95,000	102,600
AmeriGas Finance LLC:
6.75%, 5/20/2020		560,000	582,400
7.0%, 5/20/2022		430,000	450,425
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		245,000	213,150
APX Group, Inc., 6.375%, 12/1/2019		235,000	223,838
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		905,000	977,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		425,000	397,375
Avis Budget Car Rental LLC, 5.5%, 4/1/2023 (b)		250,000	255,000
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		355,000	381,195
5.165%, 8/1/2044		410,000	456,368
Block Communications, Inc., 144A, 7.25%, 2/1/2020		385,000	390,775
Cablevision Systems Corp.:
5.875%, 9/15/2022		130,000	132,275
8.0%, 4/15/2020		65,000	73,288
CCO Holdings LLC:
7.0%, 1/15/2019		125,000	129,688
7.375%, 6/1/2020		55,000	58,850
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		762,000	744,855
144A, 6.375%, 9/15/2020 (b)		2,300,000	2,392,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		295,000	300,900
Series B, 6.5%, 11/15/2022		415,000	427,969
Series A, 7.625%, 3/15/2020		115,000	119,600
Series B, 7.625%, 3/15/2020		1,810,000	1,909,550
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,188
Columbus International, Inc., 144A, 7.375%, 3/30/2021		1,000,000	1,028,750
Crown Media Holdings, Inc., 10.5%, 7/15/2019		325,000	352,625
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		970,000	973,637
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		405,000	413,100
Dana Holding Corp., 5.5%, 12/15/2024		250,000	253,438
DISH DBS Corp.:
4.25%, 4/1/2018		345,000	351,037
5.0%, 3/15/2023		465,000	456,862
6.75%, 6/1/2021		470,000	510,537
7.875%, 9/1/2019		45,000	51,075
General Motors Financial Co., Inc., 3.25%, 5/15/2018		120,000	121,800
Getty Images, Inc., 144A, 7.0%, 10/15/2020		315,000	220,500
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		1,380,000	1,362,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		440,000	473,000
HD Supply, Inc.:
7.5%, 7/15/2020 (b)		140,000	146,650
11.5%, 7/15/2020		135,000	153,900
Hertz Corp., 6.75%, 4/15/2019		315,000	324,450
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		190,000	205,675
iHeartCommunications, Inc.:
9.0%, 12/15/2019		610,000	594,750
11.25%, 3/1/2021		355,000	362,100
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		180,000	148,500
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	59,925
144A, 7.0%, 9/1/2020		430,000	459,025
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		290,000	302,687
Mediacom Broadband LLC:
5.5%, 4/15/2021		60,000	60,150
6.375%, 4/1/2023		430,000	447,200
Mediacom LLC, 7.25%, 2/15/2022		115,000	122,475
MGM Resorts International:
6.75%, 10/1/2020 (b)		612,000	647,190
8.625%, 2/1/2019		545,000	614,487
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,105,000	1,105,000
144A, 6.0%, 5/15/2022		900,000	920,610
144A, 6.25%, 5/15/2024		265,000	274,275
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		200,000	205,000
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	226,600
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		765,000	838,210
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		150,000	149,625
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		245,000	261,538
Servicios Corporativos Javer SAPI de CV, 144A, 9.875%, 4/6/2021		300,000	304,500
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		775,000	794,375
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		365,000	350,400
Starz LLC, 5.0%, 9/15/2019		210,000	213,675
Time Warner Cable, Inc., 7.3%, 7/1/2038		625,000	875,993
UCI International, Inc., 8.625%, 2/15/2019		130,000	119,600
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,080,000	1,120,500
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		135,000	144,450
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		215,000	235,425
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		230,000	234,600

			31,504,090
Consumer Staples 2.0%
Big Heart Pet Brands, 7.625%, 2/15/2019 (b)		312,000	309,660
Chiquita Brands International, Inc., 7.875%, 2/1/2021		106,000	115,010
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		290,000	260,275
144A, 6.75%, 1/1/2020		250,000	246,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		760,000	790,400
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		610,000	605,730
144A, 7.75%, 10/28/2020		2,350,000	2,419,795
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		670,000	690,100
144A, 8.25%, 2/1/2020		1,025,000	1,078,177
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		900,000	840,375
Minerva Luxembourg SA:
144A, 7.75%, 1/31/2023		2,000,000	1,925,000
144A, 12.25%, 2/10/2022		1,050,000	1,164,450
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		100,000	97,750
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		65,000	56,875
Smithfield Foods, Inc., 6.625%, 8/15/2022		210,000	222,600
The WhiteWave Foods Co., 5.375%, 10/1/2022		275,000	290,125
Tonon Bioenergia SA, 144A, 9.25%, 1/24/2020 (b)		1,500,000	787,500
U.S. Foods, Inc., 8.5%, 6/30/2019 (b)		460,000	484,725

			12,385,422
Energy 5.7%
Access Midstream Partners LP, 6.125%, 7/15/2022		335,000	356,942
Afren PLC, 144A, 10.25%, 4/8/2019		1,437,000	488,580
Antero Resources Corp., 144A, 5.125%, 12/1/2022 (b)		460,000	440,450
Antero Resources Finance Corp., 5.375%, 11/1/2021		2,360,000	2,301,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		95,000	82,413
144A, 5.625%, 6/1/2024		115,000	98,613
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		260,000	179,400
6.75%, 11/1/2020		1,300,000	955,500
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		250,000	160,000
8.625%, 10/15/2020		85,000	60,138
California Resources Corp.:
144A, 5.0%, 1/15/2020 (b)		1,175,000	1,013,437
144A, 5.5%, 9/15/2021		462,000	388,080
144A, 6.0%, 11/15/2024		55,000	44,756
Chaparral Energy, Inc., 7.625%, 11/15/2022		440,000	255,200
Concho Resources, Inc., 5.5%, 4/1/2023		260,000	260,000
Continental Resources, Inc., 3.8%, 6/1/2024		260,000	235,068
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		220,000	213,950
7.75%, 4/1/2019		295,000	300,900
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		2,000,000	1,999,918
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		165,000	176,138
Ecopetrol SA, 5.875%, 5/28/2045		1,000,000	960,000
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		655,000	579,675
EP Energy LLC, 6.875%, 5/1/2019		355,000	359,437
EV Energy Partners LP, 8.0%, 4/15/2019		1,035,000	897,862
GeoPark Latin America Ltd. Agencia en Chile, 144A, 7.5%, 2/11/2020 (b)		2,000,000	1,447,260
Halcon Resources Corp., 8.875%, 5/15/2021		708,000	470,820
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		235,000	211,500
Holly Energy Partners LP, 6.5%, 3/1/2020		110,000	106,700
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	154,000
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		270,000	202,500
Kinder Morgan, Inc.:
3.05%, 12/1/2019		605,000	610,553
5.55%, 6/1/2045		400,000	428,968
7.25%, 6/1/2018		280,000	317,207
Linn Energy LLC, 6.25%, 11/1/2019		165,000	125,813
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	217,200
144A, 7.0%, 3/31/2024		935,000	846,175
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		235,000	213,850
Midstates Petroleum Co., Inc., 9.25%, 6/1/2021 (b)		730,000	377,775
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		370,000	391,275
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		630,000	544,950
Nostrum Oil & Gas Finance BV, 144A, 6.375%, 2/14/2019		500,000	400,000
Offshore Drilling Holding SA, 144A, 8.625%, 9/20/2020		2,000,000	1,384,000
Pacific Rubiales Energy Corp.:
144A, 5.375%, 1/26/2019 (b)		1,500,000	986,250
144A, 7.25%, 12/12/2021 (b)		2,000,000	1,300,000
Pertamina Persero PT:
144A, 5.25%, 5/23/2021		520,000	549,900
144A, 5.625%, 5/20/2043		1,000,000	987,500
Petrobras International Finance Co. SA, 5.75%, 1/20/2020		500,000	463,695
Petroleos de Venezuela SA, 144A, 9.0%, 11/17/2021		3,800,000	1,335,415
Petroleos Mexicanos, 144A, 5.625%, 1/23/2046		1,000,000	1,022,300
QGOG Constellation SA, 144A, 6.25%, 11/9/2019		1,000,000	457,200
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	156,750
5.875%, 3/1/2022 (b)		30,000	32,850
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		375,000	372,656
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		885,000	886,106
5.625%, 4/15/2023		200,000	200,000
5.75%, 5/15/2024		200,000	201,000
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	105,250
Schahin II Finance Co. SPV Ltd., 144A, 5.875%, 9/25/2022 (b)		2,338,267	1,379,577
SESI LLC, 7.125%, 12/15/2021		400,000	401,000
Seventy Seven Energy, Inc., 6.5%, 7/15/2022 (b)		60,000	23,850
Seventy Seven Operating LLC, 6.625%, 11/15/2019		145,000	105,125
Talos Production LLC, 144A, 9.75%, 2/15/2018		500,000	430,000
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		100,000	97,500
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		330,000	337,013
Tesoro Corp., 4.25%, 10/1/2017		220,000	226,600
Transocean, Inc., 3.8%, 10/15/2022		1,285,000	947,687
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		170,000	119,850
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	180,000
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		260,000	247,325
WPX Energy, Inc., 5.25%, 1/15/2017 (b)		250,000	251,875

			35,062,277
Financials 7.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		490,000	520,625
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		170,000	180,625
American International Group, Inc., 4.375%, 1/15/2055		460,000	475,008
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,020,000
Banco do Brasil SA, 144A, 9.0%, 6/29/2049		2,000,000	1,739,400
Banco Santander Brasil SA, 144A, 8.0%, 3/18/2016	BRL	2,000,000	704,370
Bank of China Ltd., 144A, 5.0%, 11/13/2024		1,500,000	1,594,122
Banque Centrale de Tunisie SA, 144A, 5.75%, 1/30/2025		1,100,000	1,116,500
Barclays Bank PLC, 7.625%, 11/21/2022		1,510,000	1,684,594
BBVA Bancomer SA:
144A, 4.375%, 4/10/2024		1,000,000	1,027,500
144A, 6.75%, 9/30/2022		1,500,000	1,695,570
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		1,025,000	1,073,829
China Overseas Finance Cayman II Ltd., REG S, 5.5%, 11/10/2020		2,000,000	2,184,256
CIMPOR Financial Operations BV, 144A, 5.75%, 7/17/2024		250,000	189,375
CIT Group, Inc.:
3.875%, 2/19/2019		2,805,000	2,797,987
5.0%, 5/15/2017		445,000	458,072
5.25%, 3/15/2018		565,000	586,188
Country Garden Holdings Co., Ltd., 144A, 11.125%, 2/23/2018		1,000,000	1,053,750
Credit Agricole SA, 144A, 7.875%, 1/29/2049		910,000	939,589
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		275,000	265,004
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		1,500,000	1,513,500
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,500,000	2,288,672
E*TRADE Financial Corp., 6.375%, 11/15/2019		665,000	711,550
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		360,000	407,333
Hellas Telecommunications Finance, 144A, 8.071% **, 7/15/2015 *	EUR	218,377	0
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		1,020,000	1,103,415
HSBC Holdings PLC:
5.625%, 12/29/2049		1,020,000	1,034,025
6.375%, 12/29/2049		1,145,000	1,174,209
International Lease Finance Corp.:
3.875%, 4/15/2018		2,555,000	2,583,744
5.75%, 5/15/2016		115,000	119,422
6.25%, 5/15/2019		855,000	942,637
8.75%, 3/15/2017		705,000	784,418
Kaisa Group Holdings Ltd., 144A, 8.875%, 3/19/2018 (b)		1,000,000	735,000
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,375,000	1,573,998
Morgan Stanley, Series H, 5.45%, 7/29/2049		180,000	182,939
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		325,000	349,375
(REIT), 6.875%, 5/1/2021		310,000	331,700
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,479,225
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		565,000	621,372
Navient Corp., 5.5%, 1/25/2023		1,325,000	1,272,000
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		165,000	172,219
144A, 5.875%, 3/15/2022		355,000	376,744
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		785,000	839,581
Popular, Inc., 7.0%, 7/1/2019		175,000	176,094
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		640,000	646,104
Royal Bank of Scotland Group PLC, 6.1%, 6/10/2023		800,000	895,339
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		255,000	270,300
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049 (b)		300,000	307,406
Yapi ve Kredi Bankasi AS, 144A, 5.5%, 12/6/2022		1,600,000	1,534,560

			45,733,245
Health Care 3.0%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		155,000	161,975
7.75%, 2/15/2019		525,000	546,525
Biomet, Inc.:
6.5%, 8/1/2020		380,000	405,175
6.5%, 10/1/2020		110,000	116,292
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,510,000	2,599,105
5.125%, 8/1/2021		65,000	67,519
6.875%, 2/1/2022 (b)		270,000	286,774
7.125%, 7/15/2020		1,735,000	1,847,775
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		600,000	519,000
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	261,025
144A, 5.75%, 1/15/2022		265,000	268,975
144A, 6.0%, 2/1/2025		200,000	204,375
HCA, Inc.:
5.25%, 4/15/2025 (b)		210,000	228,900
5.375%, 2/1/2025		460,000	472,650
6.5%, 2/15/2020		1,360,000	1,530,000
7.5%, 2/15/2022		515,000	603,528
Hologic, Inc., 6.25%, 8/1/2020		210,000	219,187
IMS Health, Inc., 144A, 6.0%, 11/1/2020		1,295,000	1,348,419
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		335,000	352,169
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		1,110,000	1,054,500
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		410,000	431,525
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		304,000	324,520
Tenet Healthcare Corp., 6.25%, 11/1/2018		1,965,000	2,134,481
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		300,000	317,250
144A, 6.75%, 8/15/2018		615,000	654,206
144A, 7.5%, 7/15/2021		1,235,000	1,352,325

			18,308,175
Industrials 5.8%
ADT Corp.:
3.5%, 7/15/2022 (b)		180,000	162,900
4.125%, 4/15/2019 (b)		55,000	54,931
5.25%, 3/15/2020 (b)		415,000	421,225
6.25%, 10/15/2021 (b)		205,000	217,236
Aguila 3 SA, 144A, 7.875%, 1/31/2018		510,000	502,350
Armored Autogroup, Inc., 9.25%, 11/1/2018		360,000	360,000
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		355,000	332,813
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		369,600	376,992
Belden, Inc., 144A, 5.5%, 9/1/2022		365,000	363,175
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	173,900
144A, 5.75%, 3/15/2022 (b)		535,000	497,884
144A, 6.0%, 10/15/2022 (b)		305,000	287,463
144A, 7.75%, 3/15/2020		260,000	261,138
Casella Waste Systems, Inc., 7.75%, 2/15/2019		375,000	376,875
CNH Industrial Capital LLC, 3.875%, 11/1/2015		2,000,000	2,007,500
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	267,475
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		335,000	354,262
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		190,000	182,457
DP World Ltd., 144A, 6.85%, 7/2/2037		2,000,000	2,340,000
Ducommun, Inc., 9.75%, 7/15/2018		375,000	400,312
Empresas ICA SAB de CV, 144A, 8.875%, 5/29/2024		1,000,000	701,250
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		105,000	103,688
FTI Consulting, Inc.:
6.0%, 11/15/2022		240,000	252,300
6.75%, 10/1/2020		825,000	865,219
Garda World Security Corp., 144A, 7.25%, 11/15/2021		350,000	341,250
Gates Global LLC, 144A, 6.0%, 7/15/2022		230,000	215,625
GenCorp, Inc., 7.125%, 3/15/2021		650,000	683,637
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	703,500
Huntington Ingalls Industries, Inc., 7.125%, 3/15/2021		370,000	397,750
Kazakhstan Temir Zholy Finance BV, 144A, 6.375%, 10/6/2020		2,500,000	2,411,250
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		760,000	779,000
Meritor, Inc.:
6.25%, 2/15/2024		250,000	253,125
6.75%, 6/15/2021		370,000	383,875
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,000,000	890,000
8.125%, 2/15/2019		365,000	288,350
Noble Group Ltd.:
REG S, 6.0%, 6/24/2049		2,000,000	1,888,400
144A, 6.625%, 8/5/2020		1,000,000	1,010,000
Nortek, Inc., 8.5%, 4/15/2021		460,000	488,750
Odebrecht Offshore Drilling Finance Ltd.:
144A, 6.625%, 10/1/2022		1,924,800	1,308,864
144A, 6.75%, 10/1/2022		659,750	473,041
Oshkosh Corp., 5.375%, 3/1/2022		195,000	199,875
Ply Gem Industries, Inc.:
6.5%, 2/1/2022 (b)		335,000	323,694
6.5%, 2/1/2022		200,000	191,250
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	29,550
SBA Communications Corp., 5.625%, 10/1/2019		745,000	774,800
Spirit AeroSystems, Inc.:
5.25%, 3/15/2022		340,000	347,650
6.75%, 12/15/2020		255,000	269,663
TAM Capital 3, Inc., 144A, 8.375%, 6/3/2021		900,000	934,650
Titan International, Inc., 6.875%, 10/1/2020		845,000	727,756
TransDigm, Inc.:
6.0%, 7/15/2022		310,000	309,225
6.5%, 7/15/2024		1,185,000	1,199,812
7.5%, 7/15/2021		1,055,000	1,118,300
Triumph Group, Inc., 5.25%, 6/1/2022		155,000	152,675
United Rentals North America, Inc.:
5.75%, 7/15/2018		375,000	387,187
6.125%, 6/15/2023 (b)		30,000	31,163
7.375%, 5/15/2020		824,000	886,830
7.625%, 4/15/2022		2,655,000	2,919,969
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		335,000	356,356
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		135,000	140,063

			35,680,230
Information Technology 2.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		130,000	135,850
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,090,000	1,167,662
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		300,000	309,000
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		280,000	291,200
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		565,000	493,669
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		365,000	297,475
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		170,000	165,750
CDW LLC:
6.0%, 8/15/2022		280,000	294,000
8.5%, 4/1/2019		577,000	606,715
CyrusOne LP, 6.375%, 11/15/2022		120,000	124,200
EarthLink Holdings Corp., 7.375%, 6/1/2020		305,000	308,050
Entegris, Inc., 144A, 6.0%, 4/1/2022		180,000	181,800
Equinix, Inc., 5.375%, 4/1/2023		1,915,000	1,986,812
First Data Corp.:
144A, 6.75%, 11/1/2020		1,316,000	1,408,120
144A, 7.375%, 6/15/2019		960,000	1,006,800
144A, 8.75%, 1/15/2022		555,000	596,625
144A, 8.875%, 8/15/2020		485,000	519,556
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		340,000	360,400
KLA-Tencor Corp., 4.65%, 11/1/2024		960,000	1,022,178
Micron Technology, Inc., 144A, 5.25%, 8/1/2023 (c)		325,000	325,203
NCR Corp.:
5.875%, 12/15/2021		65,000	67,113
6.375%, 12/15/2023		170,000	177,650
NXP BV, 144A, 3.75%, 6/1/2018		305,000	305,000
Open Text Corp., 144A, 5.625%, 1/15/2023		260,000	267,150
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		1,050,000	1,143,274
Ymobile Corp., 144A, 8.25%, 4/1/2018		350,000	367,063

			13,928,315
Materials 4.7%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		680,000	686,897
144A, 4.125%, 9/27/2022		1,000,000	993,831
ArcelorMittal, 6.75%, 2/25/2022		800,000	850,000
Ardagh Packaging Finance PLC, 144A, 3.241% **, 12/15/2019		480,000	460,800
Ashland, Inc., 3.875%, 4/15/2018		190,000	194,038
Berry Plastics Corp., 5.5%, 5/15/2022		495,000	506,137
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	175,875
Cemex SAB de CV, 144A, 6.5%, 12/10/2019 (b)		1,700,000	1,717,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		350,000	351,750
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		370,000	373,700
Crown Americas LLC, 6.25%, 2/1/2021		55,000	58,025
Evraz Group SA, 144A, 6.75%, 4/27/2018		1,000,000	800,000
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		245,000	257,863
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		525,000	439,687
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		525,000	511,875
144A, 8.25%, 11/1/2019 (b)		290,000	257,375
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		1,070,000	1,033,007
Greif, Inc., 7.75%, 8/1/2019		995,000	1,133,056
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b)		500,000	490,000
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		745,000	699,834
8.875%, 2/1/2018		245,000	210,088
Huntsman International LLC:
5.125%, 4/15/2021	EUR	125,000	147,903
8.625%, 3/15/2021		175,000	188,125
Kaiser Aluminum Corp., 8.25%, 6/1/2020		280,000	301,700
KGHM International Ltd., 144A, 7.75%, 6/15/2019		675,000	691,875
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044		2,000,000	1,937,000
Novelis, Inc., 8.75%, 12/15/2020 (b)		1,620,000	1,737,450
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	130,000	175,935
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		108,000	115,290
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		444,000	444,000
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		400,000	396,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		350,000	349,125
Polymer Group, Inc., 7.75%, 2/1/2019		315,000	326,025
PSPC Escrow Corp., 144A, 6.5%, 2/1/2022 (c)		300,000	306,000
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		285,000	280,725
144A, 8.25%, 1/15/2021		200,000	198,500
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		1,755,000	1,794,487
6.875%, 2/15/2021		2,085,000	2,194,462
Sealed Air Corp., 144A, 8.375%, 9/15/2021		175,000	196,438
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	232,750
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		240,000	237,600
Turkiye Sise ve Cam Fabrikalari AS, 144A, 4.25%, 5/9/2020		2,000,000	1,960,000
Vedanta Resources PLC, 144A, 8.25%, 6/7/2021 (b)		1,400,000	1,267,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		135,000	140,400
144A, 5.625%, 10/1/2024		65,000	69,713
Yamana Gold, Inc., 4.95%, 7/15/2024		1,130,000	1,144,471

			29,033,812
Telecommunication Services 7.1%
Altice Financing SA, 144A, 6.5%, 1/15/2022		210,000	214,200
Altice SA, 144A, 7.75%, 5/15/2022		280,000	289,800
America Movil SAB de CV, 6.45%, 12/5/2022	MXN	10,000,000	664,999
B Communications Ltd., 144A, 7.375%, 2/15/2021		325,000	339,625
Bharti Airtel International Netherlands BV:
144A, 5.125%, 3/11/2023		1,000,000	1,104,600
144A, 5.35%, 5/20/2024		1,000,000	1,128,470
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		125,000	131,531
Series W, 6.75%, 12/1/2023 (b)		340,000	379,525
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		2,255,000	2,371,978
8.75%, 3/15/2018 (b)		552,000	566,352
CommScope, Inc., 144A, 5.0%, 6/15/2021		310,000	298,375
CPI International, Inc., 8.75%, 2/15/2018		50,000	51,375
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	280,845
144A, 8.25%, 9/30/2020		3,340,000	3,249,820
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	194,000
144A, 8.25%, 9/1/2017		1,625,000	1,649,375
Frontier Communications Corp.:
6.25%, 9/15/2021		205,000	211,150
6.875%, 1/15/2025		205,000	207,819
7.125%, 1/15/2023		1,670,000	1,732,625
8.25%, 4/15/2017		331,000	365,755
8.5%, 4/15/2020		130,000	146,250
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		560,000	598,500
7.625%, 6/15/2021		270,000	293,625
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		1,040,000	1,027,000
7.25%, 10/15/2020		1,720,000	1,803,850
7.5%, 4/1/2021		1,510,000	1,600,600
Intelsat Luxembourg SA, 8.125%, 6/1/2023		125,000	126,250
Level 3 Communications, Inc., 8.875%, 6/1/2019		100,000	105,750
Level 3 Financing, Inc.:
144A, 5.375%, 8/15/2022		2,825,000	2,867,375
6.125%, 1/15/2021		205,000	212,688
7.0%, 6/1/2020		890,000	947,850
8.125%, 7/1/2019		805,000	854,306
8.625%, 7/15/2020		320,000	348,960
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,600,000	1,500,000
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		1,800,000	1,818,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		210,000	231,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		300,000	327,000
144A, 9.0%, 11/15/2018		1,410,000	1,625,025
Sprint Corp., 7.125%, 6/15/2024		1,565,000	1,521,962
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		135,000	138,881
6.625%, 11/15/2020		1,020,000	1,060,545
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		730,000	761,025
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,290,000	2,490,375
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		420,000	452,550
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		235,000	244,400
Windstream Corp.:
6.375%, 8/1/2023 (b)		280,000	257,950
7.5%, 6/1/2022		1,000,000	997,500
7.5%, 4/1/2023		435,000	431,194
7.75%, 10/15/2020		230,000	238,625
7.75%, 10/1/2021		855,000	867,825
7.875%, 11/1/2017		1,255,000	1,353,831
8.125%, 9/1/2018		435,000	453,487
Zayo Group LLC, 144A, 6.0%, 4/1/2023		260,000	261,300

			43,397,698
Utilities 2.4%
AES Corp.:
3.234% **, 6/1/2019		205,000	201,925
8.0%, 10/15/2017		2,000	2,238
8.0%, 6/1/2020		2,430,000	2,770,200
Calpine Corp.:
5.375%, 1/15/2023		280,000	282,800
5.75%, 1/15/2025		280,000	285,600
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		70,000	72,100
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		1,000,000	1,006,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		590,000	542,800
Inkia Energy Ltd., 144A, 8.375%, 4/4/2021		1,200,000	1,260,000
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		855,000	910,575
144A, 7.25%, 4/1/2016		205,000	215,763
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,172,500
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		235,000	223,250
NRG Energy, Inc.:
Series WI, 6.25%, 5/1/2024		2,900,000	2,892,750
7.875%, 5/15/2021		265,000	284,212
Perusahaan Listrik Negara PT, 144A, 5.25%, 10/24/2042		2,000,000	1,895,000
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		235,000	227,950
Saudi Electricity Global Sukuk Co. 3, 144A, 5.5%, 4/8/2044		500,000	572,500

			14,818,963

Total Corporate Bonds (Cost $289,841,473)			279,852,227
Mortgage-Backed Securities Pass-Throughs 1.1%
Federal National Mortgage Association:
3.0%, 8/1/2042 (c)		1,500,000	1,550,977
4.0%, 3/1/2042 (c)		4,900,000	5,247,211

Total Mortgage-Backed Securities Pass-Throughs (Cost $6,767,219)			6,798,188
Asset-Backed 1.3%
Automobile Receivables 0.0%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	171,624
Home Equity Loans 0.5%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		211,861	211,265
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.32% **, 8/25/2036		2,569,388	2,438,015

			2,649,280
Miscellaneous 0.8%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.903% **, 1/17/2024		2,000,000	2,000,356
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		869,625	915,608
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		2,003,986	1,984,157

			4,900,121

Total Asset-Backed (Cost $7,676,986)			7,721,025
Commercial Mortgage-Backed Securities 0.8%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		1,710,000	1,863,637
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.167% **, 3/15/2018		780,000	780,312
JPMorgan Chase Commercial Mortgage Securities Corp., "C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		1,405,000	1,503,160
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.27% **, 12/15/2044		774,545	787,736

Total Commercial Mortgage-Backed Securities (Cost $4,635,073)			4,934,845
Collateralized Mortgage Obligations 5.3%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.663% **, 2/25/2034		412,212	409,598
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.91% **, 12/25/2035		1,190,965	1,197,040
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		302,822	266,494
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		687,364	686,287
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		3,213,987	259,150
"ZG", Series 4213, 3.5%, 6/15/2043		3,253,496	3,262,857
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		213,815	6,148
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		3,662,348	322,444
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		295,655	25,811
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		509,186	43,263
"A", Series 172, Interest Only, 6.5%, 1/1/2024		533,807	94,884
"JS", Series 3572, Interest Only, 6.634% ***, 9/15/2039		1,204,116	192,821
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		3,259,792	458,307
"ZM", Series 2013-45, 4.0%, 5/25/2043		482,275	484,325
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,729,269	2,132,009
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		315,564	15,494
"HS", Series 2009-87, Interest Only, 5.982% ***, 11/25/2039		2,834,538	445,940
"PI", Series 2006-20, Interest Only, 6.512% ***, 11/25/2030		1,876,613	328,222
"SI", Series 2007-23, Interest Only, 6.602% ***, 3/25/2037		649,974	90,860
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M3", Series 2014-DN2, 3.77% **, 4/25/2024		3,500,000	3,285,009
"M3", Series 2015-DN1, 4.321% **, 1/25/2025 (c)		3,250,000	3,284,079
"M3", Series 2014-DN4, 4.72% **, 10/25/2024		2,410,000	2,418,289
Government National Mortgage Association:
"KM", Series 2013-38, 3.5%, 1/20/2043		2,601,142	2,904,569
"MZ", Series 2014-27, 3.5%, 12/20/2043		2,724,012	2,954,840
"ZJ", Series 2013-106, 3.5%, 7/20/2043		293,429	295,256
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		4,397,647	722,929
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		380,109	66,355
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		517,121	86,436
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,582,854	245,676
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,873,749	302,386
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,307,781	224,725
"AI", Series 2007-38, Interest Only, 6.292% ***, 6/16/2037		407,086	65,723
"TY", Series 2014-39, 10.001% **, 1/16/2044		625,238	637,710
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.585% **, 4/25/2036		1,555,269	1,426,236
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 1.582% **, 10/25/2035		909,957	883,055
"2A", Series 2003-A6, 2.524% **, 10/25/2033		724,242	722,485
Wells Fargo Mortgage-Backed Securities Trust:
"2A3",Series 2004-EE, 2.612% **, 12/25/2034		529,091	527,701
"2A16", Series 2005-AR10, 2.614% **, 6/25/2035		862,273	854,859

Total Collateralized Mortgage Obligations (Cost $31,007,116)			32,630,272
Government & Agency Obligations 12.6%
Other Government Related (d) 1.2%
New Zealand Local Government Funding Agency, 5.5%, 4/15/2023	NZD	8,410,000	6,787,407
TMK OAO, 144A, 6.75%, 4/3/2020		300,000	168,000

			6,955,407
Sovereign Bonds 6.3%
Dominican Republic, 144A, 6.85%, 1/27/2045		600,000	606,000
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	1,155,000	432,170
Kingdom of Bahrain, 144A, 6.0%, 9/19/2044		870,000	843,900
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.35%, 9/10/2024		500,000	510,625
Portugal Obrigacoes do Tesouro OT, 144A, REG S, 4.1%, 2/15/2045	EUR	9,900,000	12,357,828
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	377	129
Republic of Belarus, REG S, 8.75%, 8/3/2015		1,000,000	924,080
Republic of Chile, 3.125%, 3/27/2025 (b)		500,000	520,000
Republic of Croatia, 144A, 6.75%, 11/5/2019		3,300,000	3,640,296
Republic of El Salvador:
144A, 6.375%, 1/18/2027		425,000	435,625
144A, 7.65%, 6/15/2035		900,000	975,375
Republic of Hungary:
4.0%, 3/25/2019		1,000,000	1,050,000
Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	486,262
Republic of Indonesia, 144A, 5.125%, 1/15/2045		870,000	922,200
Republic of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	6,700,000	5,486,784
Republic of Panama, 4.0%, 9/22/2024		520,000	547,300
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	329,625
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	231,000
Republic of South Africa, 5.875%, 9/16/2025		1,600,000	1,856,000
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	1,015,000
Republic of Turkey, 4.875%, 4/16/2043		1,000,000	1,046,150
United Mexican States:
3.6%, 1/30/2025		1,100,000	1,130,250
Series M, 4.75%, 6/14/2018	MXN	13,000,000	880,397
Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,807,984
Series M 20, 8.5%, 5/31/2029	MXN	6,500,000	555,812

			38,590,792
U.S. Treasury Obligations 5.1%
U.S. Treasury Bills:
0.035% ****, 2/12/2015 (e)		2,862,000	2,861,991
0.043% ****, 2/12/2015 (e)		442,000	441,999
0.085% ****, 6/11/2015 (e)		1,232,000	1,231,922
U.S. Treasury Bonds:
3.125%, 8/15/2044		568,600	674,769
3.625%, 2/15/2044		592,000	766,270
U.S. Treasury Notes:
1.0%, 8/31/2016 (f) (g)		10,100,000	10,201,000
1.0%, 9/30/2016		9,000,000	9,092,808
1.625%, 7/31/2019		1,228,000	1,254,671
1.625%, 12/31/2019		950,000	970,039
2.25%, 11/15/2024		3,643,800	3,830,545

			31,326,014

Total Government & Agency Obligations (Cost $76,983,255)			76,872,213
Loan Participations and Assignments 5.8%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,591,975	2,542,974
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		350,000	347,156
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,367,601	1,364,188
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		2,462,406	2,416,556
Calpine Corp., Term Loan B1, 4.0%, 4/1/2018		2,754,911	2,742,858
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		2,927,090	2,922,070
CSC Holdings, Inc., Term Loan B, 2.671%, 4/17/2020		1,695,039	1,662,995
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/2020		662,831	649,574
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		716,400	714,201
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		44,213	44,171
First Data Corp., Term Loan, 4.168%, 3/24/2021		610,000	604,089
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		347,368	343,054
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,505,000	1,510,651
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		1,526,443	1,526,253
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		520,000	521,422
MacDermid, Inc.:
Term Loan B2, LIBOR plus 3.75%, 6/7/2020		845,000	846,234
First Lien Term Loan, 4.0%, 6/7/2020		802,775	802,149
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		3,673,747	3,467,668
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		993,069	984,271
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		929,922	916,749
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		345,920	338,877
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		347,375	338,474
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		1,489,668	1,480,358
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,451,625	1,410,798
Spansion LLC, Term Loan, 3.75%, 12/19/2019		208,417	206,507
Tallgrass Operations LLC:
Term Delayed Draw, 3.75%, 11/13/2017		337,486	330,736
Term Loan B, 4.25%, 11/13/2018		1,056,947	1,032,505
Valeant Pharmaceuticals International, Inc.:
Series D2, Term Loan B, 3.5%, 2/13/2019		1,418,465	1,410,820
Series C2, Term Loan B, 3.5%, 12/11/2019		895,647	890,609
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		1,304,104	1,301,254

Total Loan Participations and Assignments (Cost $36,209,599)			35,670,221
Municipal Bonds and Notes 1.0%
Chicago, IL, O'Hare International Airport Revenue, Series B, 6.0%, 1/1/2041		855,000	1,024,931
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		1,700,000	1,959,930
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		855,000	981,147
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		1,510,000	1,831,328

Total Municipal Bonds and Notes (Cost $4,934,407)			5,797,336
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $472,627)		468,054	808,563
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $363,797)		530,000	477,000

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (h)		6	17,862
Trump Entertainment Resorts, Inc.*		23	0

			17,862
Industrials 0.0%
Congoleum Corp.*		9,600	0
Quad Graphics, Inc.		96	1,924

			1,924
Materials 0.0%
GEO Specialty Chemicals, Inc.*		10,608	7,035
GEO Specialty Chemicals, Inc. 144A*		966	641

			7,676

Total Common Stocks (Cost $154,369)			27,462
Preferred Stock 0.1%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $697,926)		727	730,658
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		43,175	28,310
Hercules Trust II, Expiration Date 3/31/2029*		315	2,331

Total Warrants (Cost $70,220)			30,641
Exchange-Traded Fund 4.4%
SPDR Barclays Convertible Securities (Cost $27,779,153)		583,446	26,966,874
Open-End Investment Company 4.3%
Deutsche Floating Rate Fund "Institutional" (i) (Cost $25,465,533)		2,877,847	26,073,295

		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating – 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/20161		8,900,000	19,941
Pay Fixed Rate - 4.19% - Receive Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		9,400,000	37,875
Pay Fixed Rate - 4.32% - Receive Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		9,100,000	31,035

Total Call Options Purchased (Cost $1,250,388)			88,851
Put Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20172		9,400,000	404,088
Receive Fixed Rate - 2.32% - Pay Floating – 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/20173		9,100,000	449,838

Total Put Options Purchased (Cost $628,823)			853,926

		Shares	Value ($)
Securities Lending Collateral 3.7%
Daily Assets Fund Institutional, 0.10% (i) (j) (k) (Cost $22,811,225)		22,811,225	22,811,225
Cash Equivalents 14.7%
Central Cash Management Fund, 0.06% (i) (j)		84,641,070	84,641,070
Deutsche Variable NAV Money Fund, 0.20% (i) (j)		501,711	5,017,607

Total Cash Equivalents (Cost $89,658,677)			89,658,677

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $627,407,866) †		101.1	618,803,499
Other Assets and Liabilities, Net		(1.1)	(6,575,216)

Net Assets		100.0	612,228,283

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	590,000	USD	351,283	542,800
Hellas Telecommunications Finance*	8.071%	7/15/2015	218,377	EUR	62,954	0
					414,237	542,800

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

***	These securities are shown at their current rate as of January 31, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $628,491,241.  At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $9,687,742.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,409,462 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,097,204.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $21,933,507, which is 3.6% of net assets.

(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At January 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At January 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	22,863	17,862	0

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc.
(j) The rate shown is the annualized seven-day yield at period end.
(k) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2015 is 0.25%
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended January 31, 2015 is as follows:

Affiliate	Value ($) at 10/31/2014	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri-butions ($)	Value ($) at 1/31/2015
Central Cash Management Fund	86,534,697	140,840,875	142,734,502	—	15,088	84,641,070
Deutsche Floating Rate Fund	12,692,729	14,000,000	—	—	275,698	26,073,295
Deutsche Variable NAV Money Fund	5,015,027	2,580	—	—	2,675	5,017,607
Total	104,242,453	154,843,455	142,734,502	—	293,461	115,731,972

At January 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	3/20/2015	137	17,929,875	602,674
Ultra Long U.S. Treasury Bond	USD	3/20/2015	27	4,831,313	558,822
Total unrealized appreciation					1,161,496

At January 31, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year Australian Bond	AUD	3/16/2015	58	5,950,485	(251,303)
10 Year U.S. Treasury Note	USD	3/20/2015	15	1,963,125	(66,248)
Euro-OAT French Government Bond	EUR	3/6/2015	173	29,313,717	(203,198)
U.S. Treasury Long Bond	USD	3/20/2015	244	36,912,625	(2,539,579)
Ultra Long U.S. Treasury Bond	USD	3/20/2015	27	4,831,313	(572,961)
Total unrealized depreciation					(3,633,289)

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (l)

Call Options
Receive Fixed - 3.19% - Pay Floating – 3-Month LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(65,593)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(54,354)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	8,900,000	1	4/20/2016	317,285	(7,572)
Total Call Options					984,787	(127,519)

Put Options
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,000	2	2/1/2017	338,400	(488,827)
Pay Fixed - 3.32% -Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,000	3	2/1/2017	329,102	(516,598)
Total Put Options					667,502	(1,005,425)

Total					1,652,289	(1,132,944)

(l)	Unrealized appreciation on written options on interest rate swap contracts at January 31, 2015 was $519,345.
At January 31, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (m)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (n)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2011 3/20/2017	390,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	31,960	7,008	24,952
6/20/2013 9/20/2018	345,000	4	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	39,092	22,400	16,692
1/21/2015 3/20/2020	465,000	4	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	75,839	75,959	(120)
3/21/2011 6/20/2016	740,000	2	5.0%	HCA, Inc., 8.0%, 10/1/2018, B+	49,946	7,662	42,284
6/20/2013 9/20/2018	795,000	5	5.0%	HCA, Inc., 8.0%, 10/1/2018, B+	103,715	46,184	57,531
6/20/2013 9/20/2018	900,000	6	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	53,130	38,858	14,272
Total net unrealized appreciation	155,611

(m)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(n)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
At January 31, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/18/2017	43,500,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(304,500)	(356,028)
6/17/2015 6/18/2025	55,000,000	Fixed — 2.404%	Floating — 3-Month LIBOR	(2,572,031)	(2,572,031)
12/16/2015 9/16/2025	16,800,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(973,014)	(874,530)
12/16/2015 9/17/2035	1,200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(141,948)	(116,888)
12/16/2015 9/16/2020	9,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	250,289	255,325
12/16/2015 9/18/2045	6,400,000	Floating — 3-Month LIBOR	Fixed — 2.998%	1,041,874	819,763

Total net unrealized depreciation	(2,844,389)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Credit Suisse
5	Goldman Sachs & Co.
6	Bank of America
As of January 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

NZD	11,401,400	AUD	10,900,000	2/5/2015	191,840	Australia & New Zealand Banking Group Ltd.
USD	11,965,857	JPY	1,430,000,000	2/5/2015	212,205	Societe Generale
CAD	13,799,155	GBP	7,700,000	2/5/2015	738,653	Australia & New Zealand Banking Group Ltd.
AUD	10,900,000	NZD	11,671,502	2/5/2015	4,581	Morgan Stanley
EUR	7,800,000	USD	9,045,504	2/5/2015	231,143	Societe Generale
NZD	23,400,000	USD	18,278,389	2/5/2015	1,261,615	Australia & New Zealand Banking Group Ltd.
ZAR	8,900,000	USD	772,744	2/10/2015	9,601	UBS AG
RUB	4,763,880	USD	74,007	2/17/2015	5,472	Barclays Bank PLC
USD	9,156,118	JPY	1,085,000,000	3/5/2015	86,794	Barclays Bank PLC
GBP	1,603,609	USD	2,510,634	3/23/2015	96,168	Morgan Stanley
MXN	21,300,000	USD	1,440,277	3/31/2015	24,806	JPMorgan Chase Securities, Inc.
CAD	9,222,000	USD	7,764,996	4/13/2015	514,308	Societe Generale
NZD	15,929,000	USD	12,358,515	4/13/2015	853,272	Australia & New Zealand Banking Group Ltd.
EUR	285,000	USD	335,744	4/13/2015	13,477	Bank of America
EUR	6,652,000	USD	7,684,271	4/13/2015	162,437	Citigroup, Inc.
EUR	16,740,000	USD	19,550,097	4/13/2015	621,130	Societe Generale
Total unrealized appreciation					5,027,502

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	9,178,728	EUR	7,800,000	2/5/2015	(364,367)	Barclays Bank PLC
USD	17,504,838	NZD	23,400,000	2/5/2015	(488,064)	Australia & New Zealand Banking Group Ltd.
GBP	7,800,000	CAD	14,102,626	2/5/2015	(650,463)	Societe Generale
USD	767,056	ZAR	8,900,000	2/10/2015	(3,913)	Citigroup, Inc.
USD	71,316	RUB	4,763,880	2/17/2015	(2,781)	Barclays Bank PLC
NZD	12,655,683	EUR	8,100,000	3/5/2015	(21,192)	Morgan Stanley
KRW	10,092,532,000	USD	9,155,885	3/5/2015	(60,478)	Barclays Bank PLC
USD	7,733,917	CAD	9,222,000	4/13/2015	(483,229)	The Toronto Dominion Bank
USD	3,044,586	INR	191,200,000	4/22/2015	(11,206)	Commonwealth Bank of Australia
Total unrealized depreciation					(2,085,693)

Currency Abbreviations

ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	RUB	Russian Ruble
GBP	British Pound	USD	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand
INR	Indian Rupee

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(o)
Corporate Bonds	$—	$279,852,227	$0	$279,852,227
Mortgage-Backed Securities Pass-Throughs	—	6,798,188	—	6,798,188
Asset-Backed	—	7,721,025	—	7,721,025
Commercial Mortgage-Backed Securities	—	4,934,845	—	4,934,845
Collateralized Mortgage Obligations	—	32,630,272	—	32,630,272
Government & Agency Obligations	—	76,872,213	—	76,872,213
Loan Participations and Assignments	—	35,339,485	330,736	35,670,221
Municipal Bonds and Notes	—	5,797,336	—	5,797,336
Convertible Bonds	—	—	808,563	808,563
Preferred Security	—	477,000	—	477,000
Common Stocks(o)	1,924	—	25,538	27,462
Preferred Stock(o)	—	730,658	—	730,658
Warrants(o)	—	—	30,641	30,641
Exchange- Traded Fund	26,966,874	—	—	26,966,874
Open-End Investment Company	26,073,295	—	—	26,073,295
Short-Term Investments(o)	112,469,902	—	—	112,469,902
Derivatives(p)
Purchased Options	—	942,777	—	942,777
Futures Contracts	1,161,496	—	—	1,161,496
Credit Default Swap Contracts	—	155,731	—	155,731
Interest Rate Swap Contracts	—	1,075,088	—	1,075,088
Forward Foreign Currency Exchange Contracts	—	5,027,502	—	5,027,502
Total	$166,673,491	$458,354,347	$1,195,478	$626,223,316

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(p)
Futures Contracts	(3,633,289)	—	—	(3,633,289)
Written Options	—	(1,132,944	—	(1,132,944)
Credit Default Swap Contracts	—	(120	—	(120)
Interest Rate Swap Contracts	—	(3,919,477	—	(3,919,477)
Forward Foreign Currency Exchange Contracts	—	(2,085,693	—	(2,085,693)
Total	$(3,633,289)	$(7,138,234	$—	$(10,771,523)

During the period ended January 31, 2015, the amount of transfers between Level 2and Level 3 was $336,326. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(o)	See Investment Portfolio for additional detailed categorizations.
(p)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$—	$155,611	$—	$—
Foreign Exchange Contracts	$—	$—	$2,941,809	$—
Interest Rate Contracts	$(2,471,793)	$(2,844,389)	$—	$(417,089)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015